Leuthold Select Industries ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Air Freight & Logistics - 5.4%
CH Robinson Worldwide, Inc.	2,496	$401,257
Expeditors International of Washington, Inc.	2,683	399,794
FedEx Corp.	2,926	845,204
GXO Logistics, Inc. (a)	5,031	264,832
Hub Group, Inc. - Class A - Class A	6,098	259,836
United Parcel Service, Inc. - Class B	8,261	819,408
		2,990,331

Automobile Components - 6.0%
Aptiv PLC (a)	6,713	510,792
Autoliv, Inc.	4,312	511,834
Garrett Motion, Inc.	29,597	515,876
Goodyear Tire & Rubber Co. (a)	47,570	416,713
Lear Corp.	3,847	440,866
Magna International, Inc.	11,700	623,610
Visteon Corp.	3,236	307,744
		3,327,435

Banks - 8.3%
Bank of America Corp.	13,622	749,210
Barclays PLC - ADR	25,552	650,298
Canadian Imperial Bank of Commerce	6,869	622,400
Citigroup, Inc.	7,079	826,049
JPMorgan Chase & Co.	2,687	865,805
PNC Financial Services Group, Inc.	2,101	438,542
US Bancorp	8,315	443,688
		4,595,992

Biotechnology - 6.2%
Amgen, Inc.	1,813	593,413
Biogen, Inc. (a)	2,730	480,453
Gilead Sciences, Inc.	4,770	585,470
Regeneron Pharmaceuticals, Inc.	923	712,436
United Therapeutics Corp. (a)	893	435,114
Vertex Pharmaceuticals, Inc. (a)	1,349	611,583
		3,418,469

Capital Markets - 6.9%
Deutsche Bank AG	20,164	777,524
Goldman Sachs Group, Inc.	1,411	1,240,269
Lazard, Inc.	4,906	238,235
Morgan Stanley	5,507	977,658
Raymond James Financial, Inc.	2,077	333,545
StoneX Group, Inc. (a)	2,858	271,882
		3,839,113

Communications Equipment - 5.5%
Cisco Systems, Inc.	12,909	994,380
Digi International, Inc. (a)	4,260	184,416
F5, Inc. (a)	2,015	514,349
NETGEAR, Inc. (a)	13,064	320,460
NetScout Systems, Inc. (a)	14,435	390,611
Telefonaktiebolaget LM Ericsson - ADR	69,016	666,004
		3,070,220

Construction & Engineering - 4.9%
AECOM	3,192	304,293
Dycom Industries, Inc. (a)	1,675	565,983
EMCOR Group, Inc.	789	482,702
Granite Construction, Inc.	3,618	417,336
Primoris Services Corp.	4,674	580,231
Valmont Industries, Inc.	922	370,939
		2,721,484

Construction Materials - 0.8%
CRH PLC	3,712	463,258

Consumer Finance - 0.6%
Bread Financial Holdings, Inc.	4,512	334,023

Diversified Consumer Services - 4.1%
Adtalem Global Education, Inc. (a)	3,933	406,948
Graham Holdings Co. - Class B	234	257,073
Laureate Education, Inc. (a)	17,117	576,329
Pearson PLC - ADR	22,705	318,778
Perdoceo Education Corp.	13,064	383,167
Universal Technical Institute, Inc. (a)	11,901	310,973
		2,253,268

Electronic Equipment, Instruments & Components - 7.6%
Benchmark Electronics, Inc.	5,205	222,566
CTS Corp.	4,660	199,774
Flex, Ltd. (a)	17,260	1,042,849
Jabil, Inc.	5,219	1,190,037
Plexus Corp. (a)	2,217	325,899
Sanmina Corp. (a)	3,191	478,873
TE Connectivity PLC	3,381	769,211
		4,229,209

Energy Equipment & Services - 1.3%
Oceaneering International, Inc. (a)	11,464	275,480
SLB Ltd.	11,211	430,278
		705,758

Financial Services - 2.5%
Mastercard, Inc. - Class A	1,307	746,140
Visa, Inc. - Class A	1,741	610,586
		1,356,726

Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	5,397	440,989

Health Care Providers & Services - 12.2%
Cardinal Health, Inc.	5,318	1,092,849
Cencora, Inc.	2,602	878,826
CVS Health Corp.	3,666	290,934
Elevance Health, Inc.	1,534	537,744
Encompass Health Corp.	2,612	277,238
HCA Healthcare, Inc.	1,354	632,128
Humana, Inc.	1,024	262,277
McKesson Corp.	1,346	1,104,110
Molina Healthcare, Inc. (a)	1,644	285,300
Tenet Healthcare Corp. (a)	2,509	498,588
UnitedHealth Group, Inc.	1,616	533,458
Universal Health Services, Inc. - Class B	1,568	341,855
		6,735,307

Insurance - 4.0%
Allstate Corp.	1,665	346,570
Assurant, Inc.	1,460	351,641
Hanover Insurance Group, Inc.	1,188	217,131
Hartford Insurance Group, Inc.	2,826	389,423
Markel Group, Inc. (a)	138	296,651
Travelers Cos., Inc.	1,384	401,443
White Mountains Insurance Group Ltd.	91	189,101
		2,191,960

Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A	3,987	1,247,931
Meta Platforms, Inc. - Class A	1,669	1,101,690
		2,349,621

Metals & Mining - 7.3%
Agnico Eagle Mines, Ltd.	2,658	450,611
Eldorado Gold Corp. (a)	12,445	447,024
Equinox Gold Corp. (a)	26,225	368,199
Hudbay Minerals, Inc.	11,283	223,968
IAMGOLD Corp. (a)	49,452	815,463
Kinross Gold Corp.	38,874	1,094,692
Pan American Silver Corp.	5,833	302,208
Rio Tinto PLC - ADR	4,208	336,766
		4,038,931

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	8,587	463,183
GSK PLC - ADR	8,531	418,360
Johnson & Johnson	2,692	557,109
Merck & Co., Inc.	4,188	440,829
Sanofi SA - ADR	7,977	386,566
		2,266,047

Professional Services - 3.1%
Concentrix Corp.	7,603	316,133
CSG Systems International, Inc.	5,915	453,621
Maximus, Inc.	5,172	446,447
SS&C Technologies Holdings, Inc.	5,824	509,134
		1,725,335

Software - 2.9%
Microsoft Corp.	3,273	1,582,888

Specialty Retail - 0.9%
Gap, Inc.	9,779	250,342
Urban Outfitters, Inc. (a)	3,237	243,617
		493,959
TOTAL COMMON STOCKS (Cost $46,494,488)		55,130,323

TOTAL INVESTMENTS - 99.6% (Cost $46,494,488)		55,130,323
Money Market Deposit Account - 0.5% (b)		266,328
Liabilities in Excess of Other Assets - (0.1)%		(35,525)
TOTAL NET ASSETS - 100.0%		$55,361,126

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Leuthold Select Industries ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,130,323	$–	$–	$55,130,323
Total Investments	$55,130,323	$–	$–	$55,130,323

Refer to the Schedule of Investments for further disaggregation of investment categories.